Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables
Schedule of trade and other receivables

	As of
	December 31,
	2021	2022
Due from charterers	577	2,999
VAT receivable	33	43
Accrued income	5,120	4,440
Insurance claims	2,853	1,125
Other receivables	2,573	2,578
Total	11,156	11,185